INCOME TAX - Income tax provision (benefit) (Details) - USD ($)	4 Months Ended	11 Months Ended
	Dec. 31, 2020	Dec. 02, 2021
INCOME TAX
Deferred benefit	$ (480)	$ (4,773,438)
Change in valuation allowance	$ 480	$ 4,773,438